USD ($)

Goal
Putnam Dynamic Asset Allocation Growth Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 32 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Dynamic Asset Allocation Growth Fund	Class A C000002319		Class B C000002320		Class C C000002321		Class P C000174663	Class R C000002323	Class R5 C000117949	Class R6 C000117950	Class Y C000002324
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Growth Fund	Class A C000002319	Class B C000002320	Class C C000002321	Class P C000174663	Class R C000002323	Class R5 C000117949	Class R6 C000117950	Class Y C000002324
Management Fees (as a percentage of Assets)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	0.21%	0.21%	0.21%	0.07%	0.21%	0.21%	0.11%	0.21%
Expenses (as a percentage of Assets)	1.05%	1.80%	1.80%	0.66%	1.30%	0.80%	0.70%	0.80%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Dynamic Asset Allocation Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A C000002319	676	890	1,121	1,784
Class B C000002320	683	866	1,175	1,919	183	566	975	1,919
Class C C000002321	283	566	975	1,919	183	566	975	1,919
Class P C000174663	67	211	368	822
Class R C000002323	132	412	713	1,568
Class R5 C000117949	82	255	444	990
Class R6 C000117950	72	224	390	871
Class Y C000002324	82	255	444	990

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 191%.

191.00%
Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range
Equity	80%	65-95%
Fixed Income	20%	5-35%

We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Best calendar quarter
Jun. 30, 2020
17.16%
Worst calendar quarter
Mar. 31, 2020
(18.14%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Dynamic Asset Allocation Growth Fund		1 Year	5 Years	10 Years
Class A C000002319		13.82%	8.80%	6.82%
Class A C000002319 | After Taxes on Distributions		12.47%	7.50%	4.94%
Class A C000002319 | After Taxes on Distributions and Sales		8.70%	6.69%	4.83%
Class B C000002320		14.90%	8.99%	6.81%
Class C C000002321		18.89%	9.28%	6.80%
Class P C000174663	[1]	21.26%	10.50%	7.82%
Class R C000002323		20.47%	9.82%	7.18%
Class R5 C000117949		21.07%	10.37%	7.73%
Class R6 C000117950		21.21%	10.48%	7.83%
Class Y C000002324		21.04%	10.36%	7.72%
Russell 3000 Index (no deduction for fees, expenses or taxes)		25.96%	15.16%	11.48%
Putnam Growth Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index (ND))		20.22%	11.11%	8.34%
[1]	Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it, returns would have been higher.

The Putnam Growth Blended Benchmark is an unmanaged index administered by Putnam Management, 60% of which is the Russell 3000® Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Bloomberg U.S. Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI Emerging Markets Index (GD).
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.
All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal
Putnam Dynamic Asset Allocation Balanced Fund seeks total return. Total return is composed of capital appreciation and income.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 32 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Dynamic Asset Allocation Balanced Fund	Class A C000002307		Class B C000002308		Class C C000002309		Class P C000174661	Class R C000002311	Class R5 C000117945	Class R6 C000117946	Class Y C000002312
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Balanced Fund	Class A C000002307	Class B C000002308	Class C C000002309	Class P C000174661	Class R C000002311	Class R5 C000117945	Class R6 C000117946	Class Y C000002312
Management Fees (as a percentage of Assets)	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	0.19%	0.19%	0.19%	0.07%	0.19%	0.21%	0.11%	0.19%
Expenses (as a percentage of Assets)	0.96%	1.71%	1.71%	0.59%	1.21%	0.73%	0.63%	0.71%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Dynamic Asset Allocation Balanced Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A C000002307	667	863	1,075	1,685
Class B C000002308	674	839	1,128	1,821
Class C C000002309	274	539	928	1,821
Class P C000174661	60	189	329	738
Class R C000002311	123	384	665	1,466
Class R5 C000117945	75	233	406	906
Class R6 C000117946	64	202	351	786
Class Y C000002312	73	227	395	883

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 302%.

302.00%
Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range
Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Best calendar quarter
Jun. 30, 2020
13.38%
Worst calendar quarter
Mar. 31, 2020
(13.19%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Dynamic Asset Allocation Balanced Fund		1 Year	5 Years	10 Years
Class A C000002307		10.80%	6.90%	5.74%
Class A C000002307 | After Taxes on Distributions		9.74%	5.44%	4.18%
Class A C000002307 | After Taxes on Distributions and Sales		6.74%	5.06%	4.11%
Class B C000002308		11.72%	7.09%	5.74%
Class C C000002309		15.70%	7.38%	5.74%
Class P C000174661	[1]	18.07%	8.58%	6.74%
Class R C000002311		17.29%	7.92%	6.11%
Class R5 C000117945		17.93%	8.46%	6.65%
Class R6 C000117946		17.96%	8.55%	6.75%
Class Y C000002312		17.87%	8.45%	6.64%
Russell 3000 Index (no deduction for fees, expenses or taxes)		25.96%	15.16%	11.48%
Putnam Balanced Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index (ND))		17.21%	9.24%	7.22%
[1]	Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it, returns would have been higher.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Management, 50% of which is the Russell 3000® Index, 35% of which is the Bloomberg U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.
All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal
Putnam Dynamic Asset Allocation Conservative Fund seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 32 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Dynamic Asset Allocation Conservative Fund	Class A C000002313		Class B C000002314		Class C C000002315		Class P C000174662	Class R C000002317	Class R5 C000117947	Class R6 C000117948	Class Y C000002318
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Conservative Fund	Class A C000002313	Class B C000002314	Class C C000002315	Class P C000174662	Class R C000002317	Class R5 C000117947	Class R6 C000117948	Class Y C000002318
Management Fees (as a percentage of Assets)	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	0.26%	0.26%	0.26%	0.12%	0.26%	0.23%	0.16%	0.26%
Expenses (as a percentage of Assets)	1.03%	1.78%	1.78%	0.64%	1.28%	0.75%	0.68%	0.78%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Dynamic Asset Allocation Conservative Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A C000002313	674	884	1,111	1,762
Class B C000002314	681	860	1,164	1,897
Class C C000002315	281	560	964	1,897
Class P C000174662	65	205	357	798
Class R C000002317	130	406	702	1,545
Class R5 C000117947	77	240	417	930
Class R6 C000117948	69	218	379	847
Class Y C000002318	80	249	433	966

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 456%.

456.00%
Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range
Equity	30%	15-45%
Fixed Income	70%	55-85%

We invest mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant investment exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2023
8.48%
Worst calendar quarter
Jun. 30, 2022
(8.97%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Dynamic Asset Allocation Conservative Fund		1 Year	5 Years	10 Years
Class A C000002313		4.76%	3.05%	3.27%
Class A C000002313 | After Taxes on Distributions		3.93%	1.85%	1.92%
Class A C000002313 | After Taxes on Distributions and Sales		2.88%	2.03%	2.14%
Class B C000002314		5.38%	3.16%	3.26%
Class C C000002315		9.29%	3.51%	3.26%
Class P C000174662	[1]	11.73%	4.70%	4.25%
Class R C000002317		10.89%	4.02%	3.62%
Class R5 C000117947		11.55%	4.59%	4.18%
Class R6 C000117948		11.50%	4.64%	4.25%
Class Y C000002318		11.36%	4.53%	4.13%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		5.53%	1.10%	1.81%
Putnam Conservative Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index (ND))		11.48%	5.35%	4.66%
[1]	Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it, returns would have been higher.

The Putnam Conservative Blended Benchmark is an unmanaged index administered by Putnam Management, 65% of which is the Bloomberg U.S. Aggregate Bond Index, 25% of which is the Russell 3000® Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.